Related Party Transactions (Investment Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 191,263	¥ 111,263
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[1]	111,263	111,263
Shanghai Shidian Energy Company Limited Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[2]	¥ 80,000	¥ 0

[1]	Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make capital contribution of USD 30,017 thousands (RMB 182,804 thousands equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2019, the Company has contributed RMB 71,541 thousands to Shanghai Secco. According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.
[2]	Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make capital contribution of RMB 400,000 thousands to acquire 40% share of Shidian Energy. As at 31 December 2019, Toufa has contributed RMB 320,000 thousands to Shidian Energy, and the rest of the capital contribution to Shidian Energy should be paid before January 2022 in accordance with the agreement.